Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 600	$ (422)	$ 159
Other comprehensive income, net of tax Changes in:
Change in net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18
Total other comprehensive income, net of tax	566	329	618
Total comprehensive income (loss)	1,166	(93)	777
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)
Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$ 1,227	$ (37)	$ 837